Other operating income	12 Months Ended
Dec. 31, 2019
Other operating income
Other operating income

18.         Other operating income

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Grants	€2,289	€1,842	€422
Research and development incentives	4,818	2,151	983
Payroll tax rebates	5,694	3,756	3,436
	€12,801	€7,749	€4,841

Grants

The Flanders Innovation and Entrepreneurship Agency provided the Company with several grants.

On December 31, 2019, the situation of the grants received by the Company reflected the expenses incurred by the Company in the various research and development projects sponsored by Flanders Innovation and Entrepreneurship Agency. On December 31, 2019, the Company had two ongoing grant research projects:

(Amounts presented in thousands of €)

Flanders Innovation & Entrepreneurship - VLAIO 1
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/11/2017
End date:	31/10/2020
Amount granted and approved:	€2,527
Amount recognized:	845

Flanders Innovation & Entrepreneurship - VLAIO 2
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/05/2018
End date:	31/10/2020
Amount granted and approved:	€2,634
Amount recognized:	1,411

No conditions related to the above government grants were unfulfilled, nor were there any contingencies related thereon at the date of the approval of these consolidated financial statements, except for those described in note 29 of this report.

Other Incentives

Research and development incentives

The Company has accounted for a tax receivable of €4.8 million in the year ended December 31, 2019, compared to €2.2 million in the year ended December 31, 2018, following a research and development tax incentive scheme in Belgium according to which the incentive will be refunded after a five year period, if not offset against the current tax payable over the period (see also note 7).

Payroll tax rebates

The Company accounted for €5.7 million payroll tax rebates in the year ended December 31, 2019, compared to €3.8 million in the year ended December 31, 2018, as a reduction in withholding income taxes for its highly‑qualified personnel employed in its research and development department.